INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
INVENTORIES
Raw materials	¥ 2,362,396,325		¥ 1,350,518,751
Work-in-progress	1,059,864,518		792,495,823
Finished goods	4,954,674,986		3,675,774,411
Total	8,376,935,829		5,818,788,985		$ 1,283,821,583
Inventory provision	270,893,308	$ 41,516,216	135,874,384	¥ 220,171,794
Pledged inventories	¥ 289,876,208		¥ 258,692,099